ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	¥ 55,599	¥ 8,431	¥ 4,870
Provided during the year	80,048	68,866	23,093
Utilized during the year	(86,120)	(21,698)	(19,532)
Ending balance	¥ 49,527	¥ 55,599	¥ 8,431